Acquisition costs and other expenditure - Staff and employment costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	14,196	13,837	13,606
Costs of employment
Wages and salaries	$ 1,018	$ 973	$ 917
Social security costs	41	42	41
Defined contribution schemes	40	42	42
Total costs of employment	$ 1,099	$ 1,057	$ 1,000
Discontinued US operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee		3,306	3,650
Costs of employment
Wages and salaries		$ 511	$ 619
Social security costs		22	26
Defined contribution schemes		29	34
Total costs of employment		$ 562	$ 679
Continuing and discontinued operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	14,196	17,143	17,256
Costs of employment
Wages and salaries		$ 1,484	$ 1,536
Social security costs		64	67
Defined contribution schemes		71	76
Total costs of employment		$ 1,619	$ 1,679
Asia and Africa
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	13,685	13,237	12,949
Number of commission based sales staff | employee	744	440	502
Head office function
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	511	600	657